Related parties	12 Months Ended
Dec. 31, 2019
Related parties
Related parties

32 Related parties

UK Government

On 1 December 2008, the UK Government through HM Treasury became the ultimate controlling party of The Royal Bank of Scotland Group plc. The UK Government's shareholding is managed by UK Government Investments Limited, a company wholly owned by the UK Government. As a result, the UK Government and UK Government controlled bodies became related parties of RBS Group.

In 2015, HM Treasury sold 630 million of RBSG plc’s ordinary shares and a further 925 million in June 2018. At 31 December 2019, HM Treasury’s holding in the company’s ordinary shares was 62.1%.

RBS Group enters into transactions with many of these bodies on an arm’s length basis. Transactions include the payment of: taxes – principally UK corporation tax (Note 7) and value added tax; national insurance contributions; local authority rates; and regulatory fees and levies (including the bank levy (Note 3) and FSCS levies (Note 26) together with banking transactions such as loans and deposits undertaken in the normal course of banker-customer relationships.

Bank of England facilities

RBS Group may participate in a number of schemes operated by the Bank of England in the normal course of business.

Members of RBS Group that are UK authorised institutions are required to maintain non-interest bearing (cash ratio) deposits with the Bank of England amounting to 0.324% of their average eligible liabilities in excess of £600 million. They also have access to Bank of England reserve accounts: sterling current accounts that earn interest at the Bank of England Rate.

RBS Group provides guarantees for certain subsidiary liabilities to the Bank of England.

Other related parties

(a)

In their roles as providers of finance, RBS companies provide development and other types of capital support to businesses. These investments are made in the normal course of business. In some instances, the investment may extend to ownership or control over 20% or more of the voting rights of the investee company. However, these investments are not considered to give rise to transactions of a materiality requiring disclosure under IAS 24.

(b)	RBS recharges The Royal Bank of Scotland Group Pension Fund with the cost of administration services incurred by it. The amounts involved are not material to RBS Group.
(c)	In accordance with IAS 24, transactions or balances between RBS entities that have been eliminated on consolidation are not reported.
(d)

The captions in the primary financial statements of the parent company include amounts attributable to subsidiaries. These amounts have been disclosed in aggregate in the relevant notes to the financial statements.